Cash Flow Items - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets [line items]
Share-based compensation		$ 8.3	$ 5.7
9.7% of Côté Gold pre-Commercial Production gold received by SMM		0.0	(18.4)
9.7% of Côté Gold expenses funded by SMM		0.0	6.6
Changes in estimates of asset retirement obligations at open sites		3.6	0.9
Write-down (reversal) of inventories		3.8	3.6
Changes in estimates of asset retirement obligations at closed sites		8.0	(13.4)
Interest income		(8.1)	(16.1)
Changes in fair value of deferred consideration from the sale of Sadiola		(2.0)	(1.8)
Gain on sale of royalties	$ 4.9	4.9	0.0
Amortization of gains related to flow-through common shares		1.9	1.1
Effects of exchange rate fluctuation on cash and cash equivalents		(19.5)	7.0
Effects of exchange rate fluctuation on restricted cash		(7.5)	4.1
Insurance recoveries		0.0	(27.3)
Employee service provision		(3.0)	(2.6)
Other		19.2	(12.6)
Total adjustments to reconcile profit (loss)		$ 2.0	$ (60.2)